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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:__________________
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manger Filing this Report:
Name:             CinFin Capital Management
Address:          6200 South Gilmore Road
                  Fairfield, Ohio  45014

13F File Number:           28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    James G. Miller
Title:   President
Phone:   (513)  870-2632

Signature, Place and Date of Signing:

     /s/James G. Miller              Fairfield, Ohio          April 25, 2000
--------------------------        --------------------     -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Mangers Reporting for this Manager:  N/A







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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    0

Form 13F Information Table Entry Total:             30

Form 13F Information Table Value Total:          151,088

List of Other Included Managers:      None









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



Column 1                             Column 2      Column 3       Column 4          Column 5
NAME OF ISSUER                    TITLE OF CLASS     CUSIP        FMV(000)            SHARES      SH\PRN    PUT\CALL

Alltel Corp                           Common       20039103       $    15,226         240,724      SH
American Home Products                Common       26609107       $    22,871         425,500      SH
Bank of America Corp                  Common       60505104       $     6,340         120,907      SH
Chevron Corporation                   Common       166751107      $     4,899          53,000      SH
Cincinnati Financial Corp             Common       172062101      $    22,225         590,698      SH
Cinergy Corp                          Common       172474108      $       860          40,000      SH
Coca Cola Company                     Common       191216100      $     1,510          32,162      SH
Duke Energy Corp                      Common       264399106      $       530          10,099      SH
First Virginia Banks Inc              Common       337477103      $     3,803         101,250      SH
Fortune Brands Inc                    Common       349631101      $       500          20,000      SH
General Electric Co.                  Common       369604103      $       405           2,600      SH
Guidant Corporation                   Common       401698105      $       318           5,400      SH
H J Heinz Company                     Common       423074103      $     1,022          29,300      SH
Household International               Common       441815107      $     3,082          82,600      SH
Intel Corp                            Common       458140100      $       529           4,008      SH
Lucent Technologies Inc               Common       549463107      $     5,225          85,300      SH
Merck & Company                       Common       589331107      $    15,295         246,200      SH
Microsoft Corp                        Common       594918104      $       659           6,200      SH
Molex Inc Class A                     Common       608554200      $     7,033         158,500      SH
National City Corporation             Common       635405103      $     1,748          84,740      SH
Northern Trust                        Common       665859104      $     2,703          40,000      SH
PNC Financial Services G              Common       693475105      $     1,757          39,000      SH
Piedmont Natural Gas                  Common       720186105      $       230           8,823      SH
Procter & Gamble Corpora              Common       742718109      $     5,887         104,200      SH
United Parcel Service -               Common       911312106      $       476           7,550      SH
Wells Fargo & Co                      Common       949746101      $       208           5,100      SH
Cisco Systems Inc                     Common       17275R102      $       309           4,000      SH
Exxon  Mobil Corporation              Common       30231G102      $    24,660         316,403      SH
Firstar Corp                          Common       33763V109      $       390          17,000      SH
MCI Worldcom Inc                      Common       55268B106      $       390           8,600      SH
                                                                  $   151,088       2,889,864





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
Column 1                             Column 6        Column 7         Column 8
NAME OF ISSUER                    INVESTMENT DIS     OTH MGRS           SOLE           SHARED           NONE

Alltel Corp                            Sole                            240,724            -               -

American Home Products                 Sole                            425,500            -               -

Bank of America Corp                   Sole                            120,907            -               -

Chevron Corporation                    Sole                             53,000            -               -

Cincinnati Financial Cor               Sole                            590,698            -               -

Cinergy Corp                           Sole                             40,000            -               -

Coca Cola Company                      Sole                             32,162            -               -

Duke Energy Corp                       Sole                             10,099            -               -

First Virginia Banks Inc               Sole                            101,250            -               -

Fortune Brands Inc                     Sole                             20,000            -               -

General Electric Co.                   Sole                              2,600            -               -

Guidant Corporation                    Sole                              5,400            -               -

H J Heinz Company                      Sole                             29,300            -               -

Household International                Sole                             82,600            -               -

Intel Corp                             Sole                              4,008            -               -

Lucent Technologies Inc                Sole                             85,300            -               -

Merck & Company                        Sole                            246,200            -               -

Microsoft Corp                         Sole                              6,200            -               -

Molex Inc Class A                      Sole                            158,500            -               -

National City Corporation              Sole                             84,740            -               -

Northern Trust                         Sole                             40,000            -               -

PNC Financial Services G               Sole                             39,000            -               -

Piedmont Natural Gas                   Sole                              8,823            -               -

Procter & Gamble Corpora               Sole                            104,200            -               -

United Parcel Service -                Sole                              7,550            -               -

Wells Fargo & Co                       Sole                              5,100            -               -

Cisco Systems Inc                      Sole                              4,000            -               -

Exxon  Mobil Corporation               Sole                            316,403            -               -

Firstar Corp                           Sole                             17,000            -               -

MCI Worldcom Inc                       Sole                              8,600            -               -

                                                                     2,889,864




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